INCOME TAXES (Schedule of Income Tax Expense benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAXES
Current income tax expense		¥ (4,478)	¥ (16,058)	¥ (26,561)
Withholding tax expense			(25,672)
Deferred income tax benefit	$ 6,613	46,037	46,595	1,171
Total	$ 5,970	¥ 41,559	¥ 4,865	¥ (25,390)